SEGMENT INFORMATION (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue	€ 51,262	€ 39,944	€ 80,253	€ 70,497	€ 61,583
Depreciation and amortization	(346)	(377)	(721)	(932)	(1,193)
Operating expenses	(76,527)	(53,057)	(151,282)	(84,746)	(77,460)
NET INCOME/(LOSS) BEFORE TAX	(15,038)	(13,045)	(67,047)	(14,769)	(16,146)
Income tax benefit/(expense)	1,723	222	966	1,510	(53)
NET INCOME/(LOSS) FOR THE YEAR			68,013	16,279	16,093
Attributable to equity holders of the Parent	(16,761)	(13,300)	(68,067)	(16,274)	(16,191)
Spain [Member]
IfrsStatementLineItems [Line Items]
Revenue	27,281	25,641	49,753	48,279	44,058
Personnel expenses	(255)	(155)	(359)	(275)	(234)
Depreciation and amortization	41	(93)	(150)	(470)	(746)
Other operating expenses	23,912	(27,543)	(47,947)	(43,230)	(44,125)
Operating expenses	24,208	(27,791)	(48,456)	(43,975)	(45,105)
OPERATING INCOME/(LOSS)	(3,073)	(2,150)	1,297	4,304	(1,047)
Finance income	101	(2)	(5)
Finance costs				(332)	(3)
Net financial results	(101)	(2)	(5)	(332)	(3)
NET INCOME/(LOSS) BEFORE TAX	(3,174)	(2,152)	1,292	3,972	(1,050)
Income tax benefit/(expense)	272	181	(68)	(1,077)	400
NET INCOME/(LOSS) FOR THE YEAR	(2,902)	(1,971)	1,224	2,895	(650)
Attributable to equity holders of the Parent	(2,902)	(1,971)	1,224	2,895	(650)
Attributable to non-controlling interests
Mexico [Member]
IfrsStatementLineItems [Line Items]
Revenue	19,570	11,549	24,908	18,422	15,222
Personnel expenses	(423)	(3)	(407)	(18)	(6)
Depreciation and amortization	6	(2)	(7)	(1)	(1)
Other operating expenses	31,272	(16,391)	(36,812)	(26,277)	(21,754)
Operating expenses	31,701	(16,396)	(37,226)	(26,296)	(21,761)
OPERATING INCOME/(LOSS)	12,131	(4,847)	(12,318)	(7,874)	(6,539)
Finance income	1,672	192	242
Finance costs	1,102	(9)	(7)	7
Net financial results	(570)	183	235	7
NET INCOME/(LOSS) BEFORE TAX	11,561	(4,664)	(12,083)	(7,867)	(6,539)
Income tax benefit/(expense)	(3)
NET INCOME/(LOSS) FOR THE YEAR	11,558	(4,664)	(12,083)	(7,867)	(6,539)
Attributable to equity holders of the Parent	11,558	(4,664)	(12,083)	(7,867)	(6,539)
Attributable to non-controlling interests
Colombia [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,785	2,048	3,976	2,355	1,505
Personnel expenses	(73)	(52)	(95)	(108)	(79)
Depreciation and amortization	2	(1)	(3)	(2)
Other operating expenses	6,393	(3,750)	(7,853)	(3,497)	(3,909)
Operating expenses	6,468	(3,803)	(7,951)	(3,607)	(3,988)
OPERATING INCOME/(LOSS)	3,683	(1,755)	(3,975)	(1,252)	(2,483)
Finance income	119	3	4
Finance costs	547	(3)	(28)
Net financial results	428		(24)
NET INCOME/(LOSS) BEFORE TAX	4,111	(1,755)	(3,999)	(1,252)	(2,483)
Income tax benefit/(expense)
NET INCOME/(LOSS) FOR THE YEAR	4,111	(1,755)	(3,999)	(1,252)	(2,483)
Attributable to equity holders of the Parent	4,111	(1,755)	(3,999)	(1,252)	(2,483)
Attributable to non-controlling interests
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,626	483	989	329	731
Personnel expenses	(488)	(91)	(283)	(174)
Depreciation and amortization	66	(50)	(100)	(3)
Other operating expenses	3,569	(674)	(2,314)	(289)	(550)
Operating expenses	4,123	(815)	(2,697)	(466)	(550)
OPERATING INCOME/(LOSS)	2,497	(332)	(1,708)	(137)	181
Finance income	176	3	32
Finance costs	(233)	(39)	(2)	(101)	(126)
Net financial results	(409)	(36)	30	(101)	(126)
NET INCOME/(LOSS) BEFORE TAX	2,088	(368)	(1,678)	(238)	55
Income tax benefit/(expense)	(7)		(7)	118	38
NET INCOME/(LOSS) FOR THE YEAR	2,081	(368)	(1,685)	(120)	93
Attributable to equity holders of the Parent	2,081	(401)	(1,685)	(115)	(5)
Attributable to non-controlling interests		33		(5)	98
Supporting [Member]
IfrsStatementLineItems [Line Items]
Revenue	24,122	19,019	39,547	31,046	27,743
Personnel expenses	(5,204)	(2,684)	(5,934)	(4,582)	(4,783)
Depreciation and amortization	230	(231)	(462)	(456)	(446)
Other operating expenses	28,714	(20,116)	(51,615)	(35,298)	(28,503)
Operating expenses	34,148	(23,031)	(58,011)	(40,336)	(33,732)
OPERATING INCOME/(LOSS)	10,026	(4,012)	(18,464)	(9,290)	(5,989)
Finance income	14,438	188	14,437	602	232
Finance costs	4,727	(255)	(10,649)	(696)	(372)
Net financial results	(9,711)	(67)	3,788	(94)	(140)
NET INCOME/(LOSS) BEFORE TAX	315	(4,079)	(14,676)	(9,384)	(6,129)
Income tax benefit/(expense)	1,462	(403)	(891)	(551)	(385)
NET INCOME/(LOSS) FOR THE YEAR	1,777	(4,482)	(15,567)	(9,935)	(6,514)
Attributable to equity holders of the Parent	1,777	(4,482)	(15,567)	(9,935)	(6,514)
Attributable to non-controlling interests
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue	(24,122)	(18,796)	(38,920)	(29,934)	(27,676)
Personnel expenses			(2)
Depreciation and amortization	1		1
Other operating expenses	(24,122)	18,779	3,060	29,934	27,676
Operating expenses	(24,121)	18,779	3,059	29,934	27,676
OPERATING INCOME/(LOSS)	1	(17)	(35,861)
Finance income	(1,836)	(251)	(10,167)	(434)	(232)
Finance costs	(1,700)	241	10,125	434	232
Net financial results	136	(10)	(42)
NET INCOME/(LOSS) BEFORE TAX	137	(27)	(35,903)
Income tax benefit/(expense)	(1)
NET INCOME/(LOSS) FOR THE YEAR	136	(27)	(35,903)
Attributable to equity holders of the Parent	136	(27)	(35,957)
Attributable to non-controlling interests			54
Total Group [Member]
IfrsStatementLineItems [Line Items]
Revenue	51,262	39,944	80,253	70,497	61,583
Personnel expenses	(6,443)	(2,985)	(7,080)	(5,157)	(5,102)
Depreciation and amortization	346	(377)	(721)	(932)	(1,193)
Other operating expenses	69,738	(49,695)	(143,481)	(78,657)	(71,165)
Operating expenses	76,527	(53,057)	(151,282)	(84,746)	(77,460)
OPERATING INCOME/(LOSS)	25,265	(13,113)	(71,029)	(14,249)	(15,877)
Finance income	14,670	133	4,543	168
Finance costs	4,443	(65)	(561)	(688)	(269)
Net financial results	(10,227)	68	3,982	(520)	(269)
NET INCOME/(LOSS) BEFORE TAX	15,038	(13,045)	(67,047)	(14,769)	(16,146)
Income tax benefit/(expense)	1,723	(222)	(966)	(1,510)	53
NET INCOME/(LOSS) FOR THE YEAR	16,761	(13,267)	(68,013)	(16,279)	(16,093)
Attributable to equity holders of the Parent	16,761	(13,300)	(68,067)	(16,274)	(16,191)
Attributable to non-controlling interests		€ 33	€ 54	€ (5)	€ 98